Net other operating expense	12 Months Ended
Dec. 31, 2022
Net other operating expense [Abstract]
Net other operating expense

39.	Net other operating expense
Other operating income and other operating expense for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Other operating income
Gain on disposal of assets:
Loans at amortized cost	~~W~~	21,348	18,843	33,147
Others:
Gain on hedged items		536,768	501,676	1,122,823
Reversal of allowance for guarantees and acceptances		2,709	—	410
Gain on other trust accounts		—	44,238	142
Reversal of other allowance		850	8,886	13,348
Others		164,999	356,611	448,640

		705,326	911,411	1,585,363

		726,674	930,254	1,618,510

Other operating expense
Loss on disposal of assets:
Loans at amortized cost		(18,675)	(347)	(5,533)
Others:
Loss on hedged items		(605,808)	(518,891)	(1,089,220)
Fund contribution		(367,993)	(397,884)	(440,715)
Provision for guarantees and acceptances		—	(3,457)	—
Provision for other debt allowances		(16,862)	(52,123)	(22,721)
Depreciation of operating lease assets		(163,006)	(257,033)	(351,208)
Others		(924,796)	(1,190,546)	(1,458,617)

		(2,078,465)	(2,419,934)	(3,362,481)

		(2,097,140)	(2,420,281)	(3,368,014)

Net other operating expenses	~~W~~	(1,370,466)	(1,490,027)	(1,749,504)